GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED JUNE 2, 2023
TO THE STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE SERIES OF THE TRUST INCLUDED IN SCHEDULE A, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statutory Prospectus and SAI.

The supplements dated March 29, 2023 and April 1, 2023 to the Statutory Prospectus and Statement of Additional Information for each of the funds listed in Schedule A below (the “Funds”) are amended to clarify that the Funds’ custodian, transfer agent and securities lending agent will transition from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 12, 2023.

SCHEDULE A
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF STATEMENT OF ADDITIONAL INFORMATION, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X Disruptive Materials ETF	March 1, 2023	March 1, 2023
Global X Gold Explorers ETF	March 1, 2023	March 1, 2023
Global X Blockchain & Bitcoin Strategy ETF	March 1, 2023	March 1, 2023
Global X MSCI Portugal ETF	March 1, 2023	March 1, 2023
Global X S&P Catholic Values Developed ex-U.S. ETF	March 1, 2023	March 1, 2023
Global X MSCI Greece ETF	March 1, 2023	March 1, 2023
Global X Copper Miners ETF	March 1, 2023	March 1, 2023
Global X Genomics & Biotechnology ETF	April 1, 2023	April 1, 2023
Global X Blockchain ETF	April 1, 2023	April 1, 2023
Global X Cannabis ETF	April 1, 2023	April 1, 2023
Global X Thematic Growth ETF	April 1, 2023	April 1, 2023

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE